Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	3.05771%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$459,977.76

Principal:
Principal Collections	$8,832,036.57
Prepayments in Full	$2,783,075.64
Liquidation Proceeds	$54,156.53
Recoveries	$66,635.80
Sub Total	$11,735,904.54
Collections	$12,195,882.30

Purchase Amounts:
Purchase Amounts Related to Principal	$253,746.41
Purchase Amounts Related to Interest	$1,049.22
Sub Total	$254,795.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,450,677.93

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,450,677.93
Servicing Fee	$151,630.94	$151,630.94	$0.00	$0.00	$12,299,046.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,299,046.99
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,299,046.99
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,299,046.99
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,299,046.99
Interest - Class A-4 Notes	$178,846.77	$178,846.77	$0.00	$0.00	$12,120,200.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,120,200.22
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$12,057,040.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,057,040.22
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$12,011,761.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,011,761.22
Regular Principal Payment	$10,961,765.41	$10,961,765.41	$0.00	$0.00	$1,049,995.81
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,049,995.81
Residual Released to Depositor	$0.00	$1,049,995.81	$0.00	$0.00	$0.00
Total		$12,450,677.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,961,765.41
Total					$10,961,765.41

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,961,765.41	$104.38	$178,846.77	$1.70	$11,140,612.18	$106.08
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$10,961,765.41	$10.41	$287,285.77	$0.27	$11,249,051.18	$10.68

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$95,810,772.26	0.9123098	$84,849,006.85	0.8079319
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$148,450,772.26	0.1410137	$137,489,006.85	0.1306011

Pool Information
Weighted Average APR	2.965%	2.963%
Weighted Average Remaining Term	24.59	23.82
Number of Receivables Outstanding	15,295	14,830
Pool Balance	$181,957,125.49	$169,921,973.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$169,603,628.93	$158,544,435.18
Pool Factor	0.1593227	0.1487846

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$11,377,538.35
Targeted Overcollateralization Amount	$32,432,966.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,432,966.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$112,136.81
(Recoveries)		72	$66,635.80
Net Loss for Current Collection Period			$45,501.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3001%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1428%
Second Prior Collection Period			0.0747%
Prior Collection Period			0.3523%
Current Collection Period			0.3103%
Four Month Average (Current and Prior Three Collection Periods)			0.1486%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,039	$8,383,141.37
(Cumulative Recoveries)			$2,645,482.42
Cumulative Net Loss for All Collection Periods			$5,737,658.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5024%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,111.40
Average Net Loss for Receivables that have experienced a Realized Loss			$2,813.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.52%	148	$2,583,583.27
61-90 Days Delinquent	0.24%	19	$407,505.51
91-120 Days Delinquent	0.04%	3	$69,441.20
Over 120 Days Delinquent	0.17%	15	$284,331.37
Total Delinquent Receivables	1.97%	185	$3,344,861.35

Repossession Inventory:
Repossessed in the Current Collection Period		3	$59,468.11
Total Repossessed Inventory		8	$167,338.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1705%
Prior Collection Period			0.2354%
Current Collection Period			0.2495%
Three Month Average			0.2185%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4480%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	40

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$738,551.87
2 Months Extended	59	$1,042,072.97
3+ Months Extended	7	$115,870.99

Total Receivables Extended	118	$1,896,495.83

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer